UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-5225

                       Oppenheimer Quest Balanced Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
                    (Address of principal executive offices)
                                                        (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


          Registrant's telephone number, including area code: (303) 768-3200
                                                              --------------

                       Date of fiscal year end: October 31

           Date of reporting period: November 1, 2003 - April 30, 2004



Item 1.  Reports to Stockholders.

STATEMENT OF INVESTMENTS  April 30, 2004 / Unaudited
--------------------------------------------------------------------------------

                                                                   MARKET VALUE
                                                          SHARES     SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--69.0%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--12.3%
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--3.7%
Royal Caribbean Cruises Ltd.                           6,250,000   $253,312,500
--------------------------------------------------------------------------------
MEDIA--4.0%
DirecTV Group, Inc. (The) 1                           15,000,000    268,500,000
--------------------------------------------------------------------------------
MULTILINE RETAIL--1.8%
Dollar General Corp.                                   6,500,000    121,940,000
--------------------------------------------------------------------------------
SPECIALTY RETAIL--2.8%
Office Depot, Inc. 1                                  11,000,000    192,610,000
--------------------------------------------------------------------------------
CONSUMER STAPLES--4.6%
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--4.6%
Wal-Mart Stores, Inc.                                  5,500,000    313,500,000
--------------------------------------------------------------------------------
ENERGY--1.6%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.6%
Nabors Industries Ltd. 1                               2,500,000    110,900,000
--------------------------------------------------------------------------------
FINANCIALS--13.5%
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--2.9%
American Express Co.                                   4,000,000    195,800,000
--------------------------------------------------------------------------------
INSURANCE--2.1%
UnumProvident Corp.                                    9,000,000    139,950,000
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--8.5%
Fannie Mae                                             4,200,000    288,624,000
--------------------------------------------------------------------------------
Freddie Mac                                            5,000,000    292,000,000
                                                                   -------------
                                                                    580,624,000

--------------------------------------------------------------------------------
HEALTH CARE--10.5%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--2.2%
Amgen, Inc. 1                                          1,000,000     56,270,000
--------------------------------------------------------------------------------
Wyeth                                                  2,500,000     95,175,000
                                                                   -------------
                                                                    151,445,000

--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--4.2%
Quest Diagnostics, Inc.                                1,000,000     84,350,000
--------------------------------------------------------------------------------
WellPoint Health Networks, Inc. 1                      1,800,000    201,042,000
                                                                   -------------
                                                                    285,392,000

--------------------------------------------------------------------------------
PHARMACEUTICALS--4.1%
Pfizer, Inc.                                           2,500,000     89,400,000
--------------------------------------------------------------------------------
Sanofi-Synthelabo SA, ADR                               6,000,000   186,600,000
                                                                    ------------
                                                                    276,000,000


                      11 | OPPENHEIMER QUEST BALANCED FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                    MARKET VALUE
                                                         SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
INDUSTRIALS--3.0%
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.9%
ChoicePoint, Inc. 1                                  1,500,000   $   65,880,000
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--2.1%
Textron, Inc.                                          563,700       31,104,966
--------------------------------------------------------------------------------
Tyco International Ltd.                              4,000,000      109,800,000
                                                                 ---------------
                                                                    140,904,966

--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--13.4%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.6%
JDS Uniphase Corp. 1                                14,000,000       42,560,000
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--4.8%
Dell, Inc. 1                                         9,500,000      329,745,000
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.3%
Flextronics International Ltd. 1                     5,500,000       88,550,000
--------------------------------------------------------------------------------
IT SERVICES--1.1%
Electronic Data Systems Corp.                        4,000,000       73,160,000
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--4.4%
Intel Corp.                                         11,500,000      295,895,000
--------------------------------------------------------------------------------
SOFTWARE--1.2%
Dassault Systemes SA, ADR                            2,000,000       80,000,000
--------------------------------------------------------------------------------
MATERIALS--10.1%
--------------------------------------------------------------------------------
CHEMICALS--1.4%
E.I. DuPont de Nemours & Co.                         2,250,000       96,637,500
--------------------------------------------------------------------------------
METALS & MINING--5.4%
Alcan, Inc.                                          2,250,000       90,517,500
--------------------------------------------------------------------------------
Inco Ltd. 1                                          5,500,000      158,125,000
--------------------------------------------------------------------------------
Nucor Corp.                                          2,000,000      118,800,000
                                                                 ---------------
                                                                    367,442,500

--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--3.3%
International Paper Co.                              5,584,400      225,163,008
                                                                 ---------------
Total Common Stocks (Cost $4,348,935,261)                         4,695,911,474

                                                         UNITS
--------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
--------------------------------------------------------------------------------
Conseco, Inc. Wts., Exp. 9/10/08 1
(Cost $1,375,000)                                      275,000        1,498,750


                      12 | OPPENHEIMER QUEST BALANCED FUND

                                                                    PRINCIPAL   MARKET VALUE
                                                                       AMOUNT     SEE NOTE 1
---------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--10.2%
---------------------------------------------------------------------------------------------
U.S. Treasury Nts.:
1.875%, 9/30/04                                                  $625,704,000   $627,903,975
2.625%, 3/15/09                                                    65,155,000     62,373,207
                                                                                -------------
Total U.S. Government Obligations (Cost $687,981,879)                            690,277,182

---------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES--16.6%
---------------------------------------------------------------------------------------------
Alcoa, Inc., 4.25% Sr. Unsec. Nts., 8/15/07                        34,985,000     35,970,073
---------------------------------------------------------------------------------------------
American Express Co., 5.50% Nts., 9/12/06                          14,600,000     15,490,089
---------------------------------------------------------------------------------------------
AT&T Corp.:
7.25% Sr. Nts., 11/15/06 3                                         15,000,000     16,375,140
7.80% Sr. Nts., 11/15/11 3                                          3,000,000      3,296,484
---------------------------------------------------------------------------------------------
AT&T Wireless Services, Inc., 7.35% Sr. Unsec. Nts., 3/1/06        15,000,000     16,238,010
---------------------------------------------------------------------------------------------
Bear Stearns Cos., Inc. (The), 6.25% Sr. Unsec. Nts., 7/15/05      24,860,000     26,100,091
---------------------------------------------------------------------------------------------
Boeing Capital Corp., 6.50% Nts., 2/15/12                          10,000,000     10,883,570
---------------------------------------------------------------------------------------------
Bristol-Myers Squibb Co., 4.75% Nts., 10/1/06                      38,950,000     40,606,933
---------------------------------------------------------------------------------------------
Cendant Corp., 6.875% Sr. Unsec. Nts., 8/15/06                     15,100,000     16,370,846
---------------------------------------------------------------------------------------------
Chevron Texaco Capital Co., 3.50% Nts., 9/17/07                    43,790,000     44,214,019
---------------------------------------------------------------------------------------------
CIT Group, Inc.:
7.125% Sr. Nts., 10/15/04                                          12,175,000     12,487,995
7.75% Sr. Unsec. Unsub. Nts., 4/2/12                               15,000,000     17,347,605
---------------------------------------------------------------------------------------------
Citigroup, Inc.:
5% Nts., 3/6/07                                                    16,686,000     17,520,634
6% Nts., 2/21/12                                                   15,000,000     16,155,360
---------------------------------------------------------------------------------------------
Coca-Cola Enterprises, Inc., 5.25% Unsec. Unsub. Nts., 5/15/07     21,029,000     22,317,279
---------------------------------------------------------------------------------------------
ConocoPhillips, 3.625% Sr. Unsec. Nts., 10/15/07                    9,720,000      9,798,314
---------------------------------------------------------------------------------------------
Conseco Financing Trust II, Escrow Shares, 11/15/26 2              51,155,000             --
---------------------------------------------------------------------------------------------
Conseco Financing Trust III, Escrow Shares, 4/1/27 2               41,990,000             --
---------------------------------------------------------------------------------------------
Conseco, Inc., Escrow Shares, 6/15/07 2                             8,000,000             --
---------------------------------------------------------------------------------------------
Credit Suisse First Boston, Inc., (USA), 5.75% Nts., 4/15/07       32,620,000     34,806,160
---------------------------------------------------------------------------------------------
DaimlerChrysler North America Holding Corp., 3.40% Nts.,
Series D, 12/15/04                                                 19,480,000     19,618,250
---------------------------------------------------------------------------------------------
Dominion Resources, Inc., 7.625% Sr. Unsec. Unsub. Nts.,
Series B, 7/15/05                                                  14,440,000     15,361,359
---------------------------------------------------------------------------------------------
Ford Motor Co., 7.45% Bonds, 7/16/31                                7,610,000      7,439,848
---------------------------------------------------------------------------------------------
Ford Motor Credit Co., 6.125% Unsec. Nts., 1/9/06                  20,060,000     20,917,705
---------------------------------------------------------------------------------------------
General Dynamics Corp., 2.125% Nts., 5/15/06                       21,450,000     21,206,092
---------------------------------------------------------------------------------------------
General Electric Capital Corp.:
5.35% Nts., Series A, 3/30/06                                      24,340,000     25,601,615
6% Nts., 6/15/12                                                   19,700,000     21,039,620


                      13 | OPPENHEIMER QUEST BALANCED FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                    PRINCIPAL     MARKET VALUE
                                                                       AMOUNT       SEE NOTE 1
-----------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES Continued
-----------------------------------------------------------------------------------------------
General Mills, Inc., 2.625% Unsec. Unsub. Nts., 10/24/06         $ 38,940,000   $   38,378,875
-----------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 6.75% Nts., 1/15/06               38,505,000       40,789,540
-----------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The), 5.70% Sr. Unsec. Nts., 9/1/12     25,000,000       25,817,800
-----------------------------------------------------------------------------------------------
Household Finance Corp., 7% Nts., 5/15/12                          20,000,000       22,442,540
-----------------------------------------------------------------------------------------------
International Lease Finance Corp.:
4% Nts., Series O, 1/17/06                                         27,060,000       27,745,917
5.54% Nts., Series M, 3/21/05                                       9,725,000       10,036,112
-----------------------------------------------------------------------------------------------
J.P. Morgan Chase & Co., 5.25% Nts., 5/30/07                       46,725,000       49,263,009
-----------------------------------------------------------------------------------------------
John Deere Capital Corp., 3.125% Sr. Nts., Series D, 12/15/05      19,480,000       19,751,395
-----------------------------------------------------------------------------------------------
Kraft Foods, Inc., 4.625% Nts., 11/1/06                            36,610,000       37,886,298
-----------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 6.15% Nts., Series B, 1/26/06           31,390,000       33,517,708
-----------------------------------------------------------------------------------------------
News America Holdings, Inc., 9.25% Sr. Debs., 2/1/13                8,500,000       10,807,079
-----------------------------------------------------------------------------------------------
Proctor & Gamble Co. (The), 3.50% Nts., 12/15/08                   14,600,000       14,451,445
-----------------------------------------------------------------------------------------------
Safeway, Inc., 7.25% Nts., 9/15/04                                 15,842,000       16,150,016
-----------------------------------------------------------------------------------------------
SBC Communications, Inc., 5.75% Sr. Nts., 5/2/06                   39,450,000       41,763,861
-----------------------------------------------------------------------------------------------
Tenet Healthcare Corp., 5% Sr. Nts., 7/1/07                        32,275,000       29,854,375
-----------------------------------------------------------------------------------------------
Time Warner, Inc., 5.625% Sr. Unsec. Nts., 5/1/05                  29,270,000       30,339,497
-----------------------------------------------------------------------------------------------
US Bank NA, 2.85% Nts., 11/15/06                                   40,300,000       40,554,817
-----------------------------------------------------------------------------------------------
Verizon Global Funding Corp.:
6.75% Sr. Unsec. Unsub. Nts., 12/1/05                              24,350,000       25,991,726
7.375% Sr. Nts., 9/1/12                                            15,000,000       17,184,120
-----------------------------------------------------------------------------------------------
Wachovia Corp., 4.95% Nts., 11/1/06                                35,810,000       37,500,733
-----------------------------------------------------------------------------------------------
Walt Disney Co. (The), 7.30% Nts., 2/8/05                          24,340,000       25,329,932
-----------------------------------------------------------------------------------------------
Waste Management, Inc., 6.50% Sr. Unsub. Nts., 11/15/08             8,740,000        9,536,467
-----------------------------------------------------------------------------------------------
Weyerhaeuser Co., 5.50% Unsec. Unsub. Nts., 3/15/05                37,500,000       38,650,238
                                                                                ---------------
Total Non-Convertible Corporate Bonds and Notes
(Cost $1,118,003,931)                                                            1,130,906,591

-----------------------------------------------------------------------------------------------
SHORT-TERM NOTES--3.8%
-----------------------------------------------------------------------------------------------
Canadian Imperial Holdings, Inc., 1.02%, 5/26/04                   15,000,000       14,989,375
-----------------------------------------------------------------------------------------------
Federal Home Loan Bank:
0.93%, 5/25/04                                                     17,000,000       16,989,507
0.93%, 5/26/04                                                     30,000,000       29,980,625
0.95%, 5/3/04                                                      21,585,000       21,583,866
0.96%, 5/17/04                                                    125,129,000      125,076,057
-----------------------------------------------------------------------------------------------
General Electric Capital Services, 1.02%, 5/26/04                  50,609,000       50,573,150
                                                                                ---------------
Total Short-Term Notes (Cost $259,192,582)                                         259,192,580

-----------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $6,415,488,653)                        99.6%   6,777,786,577
-----------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                           0.4       26,043,242
                                                                 ------------------------------
NET ASSETS                                                              100.0%  $6,803,829,819
                                                                 ==============================


                      14 | OPPENHEIMER QUEST BALANCED FUND

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Received as the result of issuer reorganization. Currently has minimal market value.

3. Represents the current interest rate for a variable or increasing rate security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      15 | OPPENHEIMER QUEST BALANCED FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

April 30, 2004
---------------------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------------------
Investments, at value (including securities loaned of approximately $740,857,000)
(cost $6,415,488,653)--see accompanying statement of investments                    $6,777,786,577
---------------------------------------------------------------------------------------------------
Cash                                                                                     1,530,422
---------------------------------------------------------------------------------------------------
Collateral for securities loaned                                                       756,919,886
---------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                        35,389,213
Interest and dividends                                                                  24,024,921
Shares of beneficial interest sold                                                      16,831,237
Other                                                                                      169,165
                                                                                    ---------------
Total assets                                                                         7,612,651,421

---------------------------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------------------------
Return of collateral for securities loaned                                             756,919,886
---------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                   36,435,330
Shares of beneficial interest redeemed                                                  11,810,207
Distribution and service plan fees                                                       1,374,222
Transfer and shareholder servicing agent fees                                            1,116,100
Shareholder communications                                                                 580,400
Trustees' compensation                                                                     469,574
Other                                                                                      115,883
                                                                                    ---------------
Total liabilities                                                                      808,821,602

---------------------------------------------------------------------------------------------------
NET ASSETS                                                                          $6,803,829,819
                                                                                    ===============

---------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
---------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                          $    4,127,636
---------------------------------------------------------------------------------------------------
Additional paid-in capital                                                           6,863,033,299
---------------------------------------------------------------------------------------------------
Accumulated net investment income                                                           33,345
---------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                          (425,662,385)
---------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                             362,297,924
                                                                                    ---------------
NET ASSETS                                                                          $6,803,829,819
                                                                                    ===============


                      16 | OPPENHEIMER QUEST BALANCED FUND

-------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets
of $2,775,829,196 and 167,662,413 shares of beneficial interest outstanding)        $16.56
Maximum offering price per share (net asset value plus sales charge of
5.75% of offering price)                                                            $17.57
-------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $2,501,203,465
and 152,230,878 shares of beneficial interest outstanding)                          $16.43
-------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $1,135,640,877
and 69,115,816 shares of beneficial interest outstanding)                           $16.43
-------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $176,799,748
and 10,757,800 shares of beneficial interest outstanding)                           $16.43
-------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net
assets of $214,356,533 and 12,996,654 shares of beneficial interest outstanding)    $16.49

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS


                      17 | OPPENHEIMER QUEST BALANCED FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended April 30, 2004
----------------------------------------------------------------------------------------
INVESTMENT INCOME
----------------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $654,880)                  $  28,029,186
----------------------------------------------------------------------------------------
Interest                                                                     26,272,029
----------------------------------------------------------------------------------------
Portfolio lending fees                                                          442,448
----------------------------------------------------------------------------------------
Other income                                                                     43,981
                                                                          --------------
Total investment income                                                      54,787,644

----------------------------------------------------------------------------------------
EXPENSES
----------------------------------------------------------------------------------------
Management fees                                                              24,426,012
----------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                       3,218,467
Class B                                                                      12,306,493
Class C                                                                       5,415,199
Class N                                                                         409,235
----------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                       2,666,442
Class B                                                                       2,867,009
Class C                                                                         945,104
Class N                                                                         240,501
Class Y                                                                         150,638
----------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                         146,025
Class B                                                                         186,153
Class C                                                                          56,715
Class N                                                                           4,967
----------------------------------------------------------------------------------------
Trustees' compensation                                                          107,297
----------------------------------------------------------------------------------------
Custodian fees and expenses                                                      41,785
----------------------------------------------------------------------------------------
Other                                                                            33,680
                                                                          --------------
Total expenses                                                               53,221,722
Less reduction to custodian expenses                                            (10,511)
Less voluntary waiver of transfer and shareholder servicing agent fees:
Class A                                                                          (7,944)
Class B                                                                         (11,955)
Class C                                                                          (2,356)
                                                                          --------------
Net expenses                                                                 53,188,956

----------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                         1,598,688

----------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
----------------------------------------------------------------------------------------
Net realized gain on investments                                            633,123,001
----------------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                       (314,517,926)

----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $ 320,203,763
                                                                          ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      18 | OPPENHEIMER QUEST BALANCED FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                           SIX MONTHS             YEAR
                                                                ENDED            ENDED
                                                       APRIL 30, 2004      OCTOBER 31,
                                                          (UNAUDITED)             2003
---------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------
Net investment income                                  $    1,598,688   $   37,392,073
---------------------------------------------------------------------------------------
Net realized gain                                         633,123,001       76,105,001
---------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)     (314,517,926)   1,233,709,607
                                                       --------------------------------
Net increase in net assets resulting from operations      320,203,763    1,347,206,681

---------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
---------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                    (3,075,170)     (18,094,923)
Class B                                                            --       (8,058,436)
Class C                                                            --       (3,846,362)
Class N                                                       (36,618)        (766,994)
Class Y                                                      (433,234)      (1,843,901)

---------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
---------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                   363,092,751      116,535,156
Class B                                                    72,891,920       24,803,540
Class C                                                   101,624,719         (900,239)
Class N                                                    26,106,200       27,405,091
Class Y                                                    21,819,916       25,736,832

---------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------
Total increase                                            902,194,247    1,508,176,445
---------------------------------------------------------------------------------------
Beginning of period                                     5,901,635,572    4,393,459,127
                                                       --------------------------------
End of period (including accumulated net investment
income of $33,345 and $1,979,679, respectively)        $6,803,829,819   $5,901,635,572
                                                       ================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      19 | OPPENHEIMER QUEST BALANCED FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                        SIX MONTHS
                                              YEAR                                                                           YEAR
                                             ENDED                                                                          ENDED
                                    APRIL 30, 2004                                                                       OCT. 31,
CLASS A                                (UNAUDITED)             2003             2002             2001           2000         1999
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period    $    15.69       $    12.02       $    16.09       $    16.66     $    16.41     $  15.50
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income                          .04              .16              .17              .46            .36          .21
Net realized and unrealized gain
(loss)                                         .85             3.64            (3.53)            (.20)           .55         2.88
                                        -------------------------------------------------------------------------------------------
Total from investment operations               .89             3.80            (3.36)             .26            .91         3.09
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income          (.02)            (.13)            (.27)            (.53)          (.28)        (.26)
Distributions from net realized gain            --               --             (.44)            (.30)          (.38)       (1.92)
                                        -------------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                               (.02)            (.13)            (.71)            (.83)          (.66)       (2.18)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period          $    16.56       $    15.69       $    12.02       $    16.09     $    16.66     $  16.41
                                        ===========================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1            5.68%           31.87%          (21.88)%           1.64%          5.78%       21.48%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                          $2,775,829       $2,287,707       $1,667,143       $1,763,404     $1,027,560     $899,084
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)       $2,602,306       $1,902,499       $1,960,568       $1,353,860     $1,020,483     $454,409
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                         0.47%            1.60%            1.20%            2.61%          2.24%        1.81%
Total expenses                                1.23% 3,4        1.38% 3,4        1.51% 3,4        1.47% 3        1.45% 3      1.51% 3
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                         65%              92%             108%              88%           105%          58%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2. Annualized for periods of less than one full year.

3. Reduction to custodian expenses less than 0.01%.

4. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      20 | OPPENHEIMER QUEST BALANCED FUND

                                         SIX MONTHS
                                               YEAR                                                                          YEAR
                                              ENDED                                                                         ENDED
                                     APRIL 30, 2004                                                                       OCT. 31,
CLASS B                                 (UNAUDITED)             2003              2002              2001         2000         1999
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period    $    15.61        $    11.98        $    16.00        $    16.52     $  16.28     $  15.40
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income (loss)                  (.03)              .06               .07               .35          .25          .14
Net realized and unrealized gain
(loss)                                         .85              3.63             (3.52)             (.19)         .55         2.84
                                        --------------------------------------------------------------------------------------------
Total from investment operations               .82              3.69             (3.45)              .16          .80         2.98
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income            --              (.06)             (.13)             (.38)        (.18)        (.18)
Distributions from net realized gain            --                --              (.44)             (.30)        (.38)       (1.92)
                                        --------------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                 --              (.06)             (.57)             (.68)        (.56)       (2.10)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period          $    16.43        $    15.61        $    11.98        $    16.00     $  16.52     $  16.28
                                        ============================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1            5.25%            30.89%           (22.38)%            1.03%        5.10%       20.84%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                          $2,501,203        $2,306,366        $1,759,167        $1,836,130     $925,476     $801,485
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)       $2,474,443        $1,985,215        $2,068,300        $1,307,367     $873,470     $355,797
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income (loss)                 (0.32)%            0.84%             0.56%             2.00%        1.64%       1.21%
Total expenses                                2.01% 3,4         2.15% 3,4         2.15% 3,4         2.07% 3      2.06% 3     2.10% 3
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                         65%               92%              108%               88%         105%         58%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2. Annualized for periods of less than one full year.

3. Reduction to custodian expenses less than 0.01%.

4. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      21 | OPPENHEIMER QUEST BALANCED FUND

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

                                           SIX MONTHS                                                                      YEAR
                                                ENDED                                                                     ENDED
                                       APRIL 30, 2004                                                                  OCT. 31,
CLASS C                                   (UNAUDITED)            2003            2002            2001         2000         1999
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $    15.60        $  11.97        $  16.00        $  16.51     $  16.27     $  15.40
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income (loss)                     (.02)            .07             .07             .34          .25          .15
Net realized and unrealized gain
(loss)                                            .85            3.62           (3.52)           (.18)         .55         2.83
                                           ---------------------------------------------------------------------------------------
Total from investment operations                  .83            3.69           (3.45)            .16          .80         2.98
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income               --            (.06)           (.14)           (.37)        (.18)        (.19)
Distributions from net realized gain               --              --            (.44)           (.30)        (.38)       (1.92)
                                           ---------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                    --            (.06)           (.58)           (.67)        (.56)       (2.11)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $    16.43        $  15.60        $  11.97        $  16.00     $  16.51     $  16.27
                                           =======================================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1               5.32%          30.99%         (22.40)%          1.05%        5.10%       20.80%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                             $1,135,641        $982,288        $763,338        $751,229     $341,824     $313,506
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)          $1,089,120        $835,198        $903,426        $502,037     $336,336     $139,356
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income (loss)                    (0.25)%          0.92%           0.58%           2.00%        1.64%        1.21%
Total expenses                                   1.94% 3,4       2.08% 3,4       2.13% 3,4       2.07% 3      2.06% 3      2.10% 3
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                            65%             92%            108%             88%         105%          58%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2. Annualized for periods of less than one full year.

3. Reduction to custodian expenses less than 0.01%.

4. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      22 | OPPENHEIMER QUEST BALANCED FUND

                                                      SIX MONTHS                                 YEAR
                                                           ENDED                                ENDED
                                                  APRIL 30, 2004                             OCT. 31,
CLASS N                                              (UNAUDITED)        2003      2002         2001 1
------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $  15.58    $  11.94   $ 16.05       $ 16.84
------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                        .01         .11       .20           .22
Net realized and unrealized gain (loss)                      .85        3.63     (3.56)         (.83)
                                                        ----------------------------------------------
Total from investment operations                             .86        3.74     (3.36)         (.61)
------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                        (.01)       (.10)     (.31)         (.18)
Distributions from net realized gain                          --          --      (.44)           --
                                                        ----------------------------------------------
Total dividends and/or distributions to
shareholders--                                              (.01)       (.10)     (.75)         (.18)
------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $  16.43    $  15.58   $ 11.94       $ 16.05
                                                        ==============================================

------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                          5.48%      31.50%   (21.99)%       (3.71)%
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                $176,800    $142,866   $85,744       $19,649
------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                       $165,109    $112,416   $70,477       $ 4,977
------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                       0.13%       1.23%     1.07%         2.75%
Total expenses                                              1.56%       1.74%     1.67%         1.58%
Expenses after expense reimbursement or fee
waiver and reduction to custodian expenses                   N/A 4      1.70%      N/A 4,5      N/A 4
------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                       65%         92%      108%           88%

1. For the period from March 1, 2001 (inception of offering) to October 31,
2001.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      23 | OPPENHEIMER QUEST BALANCED FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                      SIX MONTHS                                                   YEAR
                                                           ENDED                                                  ENDED
                                                  APRIL 30, 2004                                               OCT. 31,
CLASS Y                                              (UNAUDITED)         2003         2002            2001       2000 1
-------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $  15.62     $  11.96     $  16.05        $  16.67      $15.65
-------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                        .06          .20          .25             .74         .15
Net realized and unrealized gain (loss)                      .85         3.64        (3.52)           (.40)        .99
                                                        -----------------------------------------------------------------
Total from investment operations                             .91         3.84        (3.27)            .34        1.14
-------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:

Dividends from net investment income                        (.04)        (.18)        (.38)           (.66)       (.12)
Distributions from net realized gain                          --           --         (.44)           (.30)         --
                                                        -----------------------------------------------------------------
Total dividends and/or distributions to
shareholders                                                (.04)        (.18)        (.82)           (.96)       (.12)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $  16.49     $  15.62     $  11.96        $  16.05      $16.67
                                                        =================================================================

-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                          5.81%       32.40%      (21.48)%          2.14%       7.32%
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                $214,357     $182,409     $118,068        $134,654      $  144
-------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                       $204,600     $145,793     $137,322        $ 77,394      $   32
-------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                       0.79%        1.89%        1.75%           2.97%       2.46%
Total expenses                                              0.91% 4      1.05% 4      0.96% 4,5      1.00% 4     0.98% 4
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                       65%          92%         108%             88%        105%

1. For the period from May 1, 2000 (inception of offering) to October 31, 2000.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      24 | OPPENHEIMER QUEST BALANCED FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Quest Balanced Fund (the Fund), formerly Oppenheimer Quest Balanced Value Fund, a series of Oppenheimer Quest For Value Funds, is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek a combination of growth of capital and investment income. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The Manager has entered into a subadvisory agreement with OpCap Advisors.

     The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

     The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective foreign exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).


                      25 | OPPENHEIMER QUEST BALANCED FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

     Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

     As of April 30, 2004, the Fund had available for federal income tax purposes an estimated unused capital loss carryforward of $425,662,381 expiring by 2012. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended April 30, 2004 and the year ended October 31, 2003, the Fund used $633,123,001 and $28,726,716, respectively, of carryforward to offset capital gains realized.


                      26 | OPPENHEIMER QUEST BALANCED FUND

As of October 31, 2003, the Fund had available for federal income tax purposes an unused capital loss carryforward as follows:

                             EXPIRING
                             -------------------------
                             2010       $1,058,785,382

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended April 30, 2004, the Fund's projected benefit obligations were increased by $50,862 and payments of $8,643 were made to retired trustees, resulting in an accumulated liability of $438,812 as of April 30, 2004.

     The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund does purchase shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared and paid quarterly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees, if applicable, represents earnings on cash balances maintained by the Fund.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                      27 | OPPENHEIMER QUEST BALANCED FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

     In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $.01 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                           SIX MONTHS ENDED APRIL 30, 2004   YEAR ENDED OCTOBER 31, 2003
                                    SHARES          AMOUNT        SHARES          AMOUNT
-----------------------------------------------------------------------------------------
CLASS A
Sold                            36,815,862   $ 612,363,587    44,599,273   $ 625,350,191
Dividends and/or
distributions reinvested           171,201       2,708,370     1,211,270      15,682,192
Redeemed                       (15,171,687)   (251,979,206)  (38,714,556)   (524,497,227)
                               ----------------------------------------------------------
Net increase                    21,815,376   $ 363,092,751     7,095,987   $ 116,535,156
                               ==========================================================

------------------------------------------------------------------------------------------
CLASS B
Sold                            15,997,497   $ 263,963,832    26,928,476   $ 374,945,073
Dividends and/or
distributions reinvested                --              --       526,821       6,544,923
Redeemed                       (11,545,044)   (191,071,912)  (26,540,590)   (356,686,456)
                               ----------------------------------------------------------
Net increase                     4,452,453   $  72,891,920       914,707   $  24,803,540
                               ==========================================================

------------------------------------------------------------------------------------------
CLASS C
Sold                            11,563,501   $ 190,717,636    13,717,232   $ 193,481,707
Dividends and/or
distributions reinvested                --              --       237,055       2,946,014
Redeemed                        (5,404,231)    (89,092,917)  (14,751,471)   (197,327,960)
                               ----------------------------------------------------------
Net increase (decrease)          6,159,270   $ 101,624,719      (797,184)  $    (900,239)
                               ==========================================================

------------------------------------------------------------------------------------------
CLASS N
Sold                             3,422,878   $  56,557,547     4,959,184   $  68,509,566
Dividends and/or
distributions reinvested             2,269          35,678        59,656         756,892
Redeemed                        (1,837,217)    (30,487,025)   (3,028,836)    (41,861,367)
                               ----------------------------------------------------------
Net increase                     1,587,930   $  26,106,200     1,990,004   $  27,405,091
                               ==========================================================

------------------------------------------------------------------------------------------
CLASS Y
Sold                             2,801,978   $  46,515,492     3,864,165   $  53,749,796
Dividends and/or
distributions reinvested            27,524         433,231       141,014       1,843,889
Redeemed                        (1,513,408)    (25,128,807)   (2,193,394)    (29,856,853)
                               ----------------------------------------------------------
Net increase                     1,316,094   $  21,819,916     1,811,785   $  25,736,832
                               ==========================================================


                      28 | OPPENHEIMER QUEST BALANCED FUND

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than U.S. government obligations and short-term obligations, for the six months ended April 30, 2004, were $2,840,317,035 and $2,492,158,380, respectively.
There were purchases of $1,138,302,777 and sales of $1,209,501,343 of U.S. government and government agency obligations for the six months ended April 30, 2004.

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund. Effective January 1, 2004, the agreement provides for a fee at an annual rate of 0.85% of the first $1 billion of average annual net assets of the Fund, 0.81% of the next $2 billion, 0.76% of the next $1 billion, 0.71% of the next $1 billion, 0.65% of the next $1 billion, 0.60% of the next $1 billion, 0.55% of the next $1 billion and 0.50% of average annual net assets in excess of $8 billion. From June 15, 2003 through December 31, 2003, the annual advisory fee rate was: 0.85% of the first $1 billion of average annual net assets of the Fund, 0.81% of the next $2 billion, 0.76% of the next $1 billion, 0.71% of the next $1 billion, 0.65% of the next $1 billion and 0.60% of average annual net assets in excess of $6 billion.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
SUB-ADVISOR FEES. The Manager retains OpCap Advisors (the Sub-Advisor) to provide the day-to-day portfolio management of the Fund. The Manager pays the Sub-Advisor a monthly fee based on the fee schedule set forth in the Fund's prospectus. For the six months ended April 30, 2004, the Manager paid $7,218,520 to the Sub-Advisor for its services to the Fund.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended April 30, 2004, the Fund paid $6,957,103 to OFS for services to the Fund.

     Additionally, Class Y shares are subject to minimum fees of $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.


                      29 | OPPENHEIMER QUEST BALANCED FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. Under the Plan, the Fund pays a service fee to the Distributor of 0.25% of the average annual net assets of Class A shares. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Under the Plan, the Fund may also pay an asset-based sales charge to the Distributor. The Board of Trustees has set the annual asset-based sales charge rate at zero. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and 0.25% per year on Class N shares. The Distributor also receives a service fee of up to 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at April 30, 2004 for Class B, Class C and Class N shares were $69,525,045, $19,979,199 and $3,213,033, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                       CLASS A         CLASS B         CLASS C         CLASS N
                       CLASS A      CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                     FRONT-END        DEFERRED        DEFERRED        DEFERRED        DEFERRED
                 SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
SIX MONTHS         RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
ENDED              DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
----------------------------------------------------------------------------------------------
April 30, 2004      $1,932,724         $25,132      $2,349,511         $59,148        $104,438


                      30 | OPPENHEIMER QUEST BALANCED FUND

--------------------------------------------------------------------------------
5. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of US Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Fund retains a portion of the interest earned from the collateral. The Fund also continues to receive interest or dividends paid on the securities loaned. As of April 30, 2004, the Fund had on loan securities valued at approximately $740,857,000. Cash of $756,919,886 was received as collateral for the loans, and has been invested in approved instruments.

--------------------------------------------------------------------------------
6. BORROWING AND LENDING ARRANGEMENTS

The Fund entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission (the SEC) to allow these affiliated funds to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. The SEC's order requires the fund's Board of Trustees to adopt operating policies and procedures to administer interfund borrowing and lending. Under the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund's Board of Trustees, based upon a recommendation by the Manager. The Fund's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in which case the Fund might have to borrow from a bank at higher rates if a loan were not available from another Oppenheimer fund. If the Fund lends money to another fund, it will be subject to the risk that the other fund might not repay the loan in a timely manner, or at all.

     The Fund had no interfund borrowings or loans outstanding during the six months ended or at April 30, 2004.


                      31 | OPPENHEIMER QUEST BALANCED FUND

PORTFOLIO PROXY VOTING
POLICIES AND PROCEDURES  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, (ii) on the website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Fund will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Fund's Form N-PX filing will be available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, and (ii) on the SEC's website at www.sec.gov.


                      32 | OPPENHEIMER QUEST BALANCED FUND

Item 2.  Code of Ethics

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

Item 3.  Audit Committee Financial Expert

         The Board of Trustees of the registrant has determined that the registrant does not have an audit committee financial expert serving on its Audit Committee. In this regard, no member of the Audit Committee was identified as having all of the technical attributes identified in Instruction 2(b) to Item 3 of Form N-CSR to qualify as an "audit committee financial expert," whether through the type of specialized education or experience described in that Instruction. The Board has concluded that while the members of the Audit Committee collectively have the necessary attributes and experience required to serve effectively as an Audit Committee, no single member possesses all of the required technical attributes through the particular methods of education or experience set forth in the Instructions to be designated as an audit committee financial expert.

Item 4.  Principal Accountant Fees and Services

         Not applicable to semiannual reports.

Item 5.  Not applicable

Item 6.  Schedule of Investments

         Not applicable

Item 7.  Not applicable

Item 8.  Not applicable

Item 9.  Submission of Matters to a Vote of Security Holders

         The Board is responsible for approving nominees for election as trustees. To assist in this task, the Board has designated the Audit Committee as the nominating committee for the Board. It reviews and recommends nominees to the Board. The Committee is comprised entirely of disinterested trustees as defined in Section 2(a)(19) of the Investment Company Act of 1940.

         The Audit Committee charter describes the responsibilities of the Committee in nominating candidates for election as independent Trustees of the Registrant. The Registrant's Board has adopted a written charter for the Committee. A current copy of the Audit Committee charter is available to shareholders on the OppenheimerFunds website at www.oppenheimerfunds.com.

          Under the current policy, if the Board determines that a vacancy exists or is likely to exist on the Board, the Audit Committee of the Board will consider candidates for Board membership including recommended by Registrant shareholders. The Audit Committee will consider nominees recommended by independent Board members or recommended by any other Board members including Board members affiliated with the Registrant's investment advisors. The Committee may, upon Board approval, retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Audit Committee may also use the services of legal, financial, or other external counsel that it deems necessary or desirable in the screening process. Shareholders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., 6803 South Tucson Way, Centennial, CO 80112, to the attention of the Board of Trustees of the named Registrant, c/o the Secretary of the Registrant.

         The Committee's process for identifying and evaluating nominees for trustees includes a number of factors. In screening candidates for board membership, whether the candidate is suggested by Board members, shareholders or others, the Committee considers the candidate's professional experience, soundness of judgment, integrity, ability to make independent, analytical inquiries, collegiality, willingness and ability to devote the time required to perform Board activities adequately, ability to represent the interests of all shareholders of the Registrant, and diversity relative to the board's composition. Candidates are expected to provide a mix of attributes, experience, perspective and skills necessary to effectively advance the interests of shareholders.

Item 10.  Controls and Procedures

         (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of April 30, 2004, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

         (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11.  Exhibits.

(a) Exhibit attached hereto. (Attach code of ethics as exhibit)

(b) Exhibits attached hereto. (Attach certifications as exhibits)